Other Receivables, net – Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Annual net sales, percentage	1.80%
Royalty payment, percentage	0.90%
Other long-term receivable	$ 67,954	$ 54,472